Alaia Market Linked Trust

c/o Beech Hill Securities, Inc.

880 Third Avenue, 16th Floor

New York, New York 10022

August 6, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Alaia Market Linked Trust, Series 7-6,

Defined Preservation 95 Fund

Amendment No. 1 to Form S-6

File No. 333-232613; ICA File No. 811-23095

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 6, 2019.

ALAIA MARKET LINKED TRUST	BEECH HILL SECURITIES, INC.

By: Beech Hill Securities, Inc.

As Depositor

By:	/s/ Vincent Iannuzzi	By:	/s/ Vincent Iannuzzi
	Name: Vincent Iannuzzi		Name: Vincent Iannuzzi
	Title: Chief Executive Officer		Title: Chief Executive Officer

[Rule 497(j) Letter Signature Page]